Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Components of income (loss) before provision for (benefit from) income taxes were as follows:

(dollars in millions)
Years Ended December 31,	2015	2014	2013

Income (loss) before provision for (benefit from) income taxes - U.S. operations	$(238)	$859	$161
Income (loss) before provision for (benefit from) income taxes - foreign operations	12	2	(4)
Total	$(226)	$861	$157

Schedule of components of benefit from income taxes
Components of provision for (benefit from) income taxes were as follows:

(dollars in millions)
Years Ended December 31,	2015	2014	2013

Current:
Federal	$68	$257	$96
Foreign	1	—	1
State	7	20	6
Total current	76	277	103

Deferred:
Federal	(178)	(4)	(92)
Foreign	—	—	1
State	(31)	(1)	(12)
Total deferred	(209)	(5)	(103)
Total	$(133)	$272	$—

Schedule of reconciliations of statutory federal income tax rate to effective tax rate
Reconciliations of the statutory federal income tax rate to the effective tax rate were as follows:

Years Ended December 31,	2015	2014	2013

Statutory federal income tax rate	35.00%	35.00%	35.00%

Non-controlling interests	19.77	(5.12)	(33.35)
State income taxes, net of federal	7.06	1.41	(2.20)
Nondeductible compensation	(2.40)	—	1.73
Nontaxable investment income	0.20	(0.11)	(0.96)
Foreign operations	—	0.40	2.32
Interest and penalties on prior year tax returns	—	(0.11)	3.80
Change in tax status	—	—	(7.25)
Other, net	(0.61)	0.17	0.71
Effective income tax rate	59.02%	31.64%	(0.20)%

Schedule of reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax obligation
A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax obligation (all of which would affect the effective tax rate if recognized) is as follows:

(dollars in millions)
Years Ended December 31,	2015	2014	2013

Balance at beginning of year	$4	$2	$2
Increases in tax positions for prior years	4	3	—
Decreases in tax positions for prior years	(2)	—	—
Increases in tax positions for current years	10	—	—
Lapse in statute of limitations	—	(1)	—
Settlements with tax authorities	(1)	—	—
Balance at end of year	$15	$4	$2

Schedule of components of deferred tax assets and liabilities
Components of deferred tax assets and liabilities were as follows:

(dollars in millions)
December 31,	2015	2014

Deferred tax assets:
Allowance for loan losses	$223	$82
State taxes, net of federal	41	21
Pension/employee benefits	37	26
Capital loss carryforward	27	—
Net operating losses and tax attributes	16	19
Deferred insurance commissions	12	3
Acquisition costs	10	—
Joint venture	7	—
Legal and warranty reserve	6	10
Payment protection insurance liability	2	5
Other	19	5
Total	400	171

Deferred tax liabilities:
Debt writedown	121	194
Impact of tax accounting method change	76	—
Mark-to-market	22	52
Discount - debt exchange	20	23
Other intangible assets	12	7
Insurance reserves	11	10
Goodwill	5	—
Joint venture	—	6
Other	—	5
Total	267	297

Net deferred tax assets (liabilities) before valuation allowance	133	(126)
Valuation allowance	(38)	(44)
Net deferred tax assets (liabilities)	$95	$(170)